Commitments - Commitments Subject To Possible Redemption (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Commitments [Abstract]
Balance at December 31, 2021	$ 0
Commitment subject to possible redemption raised	220,458,000
IPO expenses - SPAC	10,325,000
Interest earned on trust account	3,362,000
Balance at December 31, 2022	$ 234,145,000